Loss per share	12 Months Ended
Dec. 31, 2023
Net loss per share (Note 16)
loss Per Share

16. Loss per share

	For the years ended December 31,
	2023	2022	2021
Net loss for the year	$(5,451,112)	$(6,733,076)	$(3,123,799)
Weighted average number of shares outstanding for the year:
Basic	77,646,094	65,602,875	64,658,380
Diluted	77,646,094	65,602,875	64,658,380
Net loss per share – Basic	$(0.07)	$(0.10)	$(0.05)
Net loss per share – Diluted	$(0.07)	$(0.10)	$(0.05)

In periods in which a loss results, all outstanding stock options are excluded from the diluted loss per share calculations as their effect is anti-dilutive.